Unaudited Summarized Consolidated Quarterly Information	12 Months Ended
Dec. 31, 2010
Unaudited Summarized Consolidated Quarterly Information [Abstract]
Unaudited Summarized Consolidated Quarterly Information
NOTE 15 — Unaudited Summarized Consolidated Quarterly Information
Summarized unaudited consolidated quarterly information for 2010 and 2009 is provided below (in thousands, except per unit amounts).

	Quarter (1)
2010	First	Second	Third	Fourth
Total revenues	$266,888	$272,186	$273,192	$280,340
Total operating expenses	(244,186)	(238,222)	(237,611)	(247,125)
Operating income	22,702	33,964	35,581	33,215
Loss from continuing operations	(35,748)	(38,128)	(46,776)	(40,214)
Income from discontinued operations, net	19,200	28,172	18,510	6,219
Net loss	(16,548)	(9,956)	(28,266)	(33,995)
Loss attributable to the Partnership’s common unitholders	(43,297)	(19,093)	(30,547)	(41,125)
Loss per common unit — basic and diluted:
Loss from continuing operations attributable to the Partnership’s common unitholders	$(0.42)	$(0.33)	$(0.35)	$(0.34)
Net loss attributable to the Partnership’s common unitholders	$(0.35)	$(0.15)	$(0.25)	$(0.32)
Weighted average common units outstanding — basic and diluted	124,400	124,663	124,739	125,183

	Quarter (1)
2009	First	Second	Third	Fourth
Total revenues	$268,927	$270,780	$267,987	$274,537
Total operating expenses	(241,847)	(246,048)	(252,236)	(255,338)
Operating income	27,080	24,732	15,751	19,199
Loss from continuing operations	(33,495)	(47,759)	(54,362)	(63,244)
Income from discontinued operations, net	1,127	40,336	45,011	68,406
Net (loss) income	(32,368)	(7,423)	(9,351)	5,162
Loss attributable to the Partnership’s common unitholders	(40,320)	(32,336)	(43,510)	(7,110)
Loss per common unit — basic and diluted:
Loss from continuing operations attributable to the Partnership’s common unitholders	$(0.31)	$(0.42)	$(0.46)	$(0.57)
Net loss attributable to the Partnership’s common unitholders	$(0.34)	$(0.26)	$(0.35)	$(0.05)
Weighted average common units outstanding — basic and diluted	119,661	124,333	124,376	124,351

(1)
Certain reclassifications have been made to 2010 and 2009 quarterly amounts related to treatment of discontinued operations for properties sold or classified as held for sale through September 30, 2011.